Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of exposure to currency risk from monetary assets and liabilities denominated in foreign currencies
The Group's primary exposure to foreign currency risk at the end of the reporting period was as follows:

	As of December 31, 2023
Amounts in thousands of USD	U.S.$	EUR	GBP	JPY
Trade receivables	$10,803	$13,054	$5,287	$3,272
Trade payable	7,083	3,916	122	—
Royalties	4,730	—	58	—
Accrued expenses	3,352	965	55	—

	As of December 31, 2022
Amounts in thousands of USD	U.S.$	EUR	GBP	JPY
Trade receivables	$18,095	$8,509	$1,912	$1,403
Trade payable	2,258	1,183	8	2
Royalties	2,321	—	—	—
Accrued expenses	1,553	2,167	18	—

Summary of risk exposure in foreign currencies
The Group's risk exposure in foreign currencies:

As of December 31, 2023
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of USD)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	(83)
USD/SEK exchange rate - decrease 3%	83
EUR/SEK exchange rate - increase 3%	237
EUR/SEK exchange rate - decrease 3%	(237)
GBP/SEK exchange rate - increase 3%	148
GBP/SEK exchange rate - decrease 3%	(148)
JPY/SEK exchange rate - increase 3%	96
JPY/SEK exchange rate - decrease 3%	(96)

As of December 31, 2022
Impact of non-functional currency foreign exchange exposures (Amounts in thousands of USD)	(Increase)/decrease in loss before tax
USD/SEK exchange rate - increase 3%	406
USD/SEK exchange rate - decrease 3%	(406)
EUR/SEK exchange rate - increase 3%	151
EUR/SEK exchange rate - decrease 3%	(151)
GBP/SEK exchange rate - increase 3%	57
GBP/SEK exchange rate - decrease 3%	(57)
JPY/SEK exchange rate - increase 3%	42
JPY/SEK exchange rate - decrease 3%	(42)

Summary of analysis of the Company's financial liabilities, grouped according to their maturity dates based on contractual undiscounted payments
The following table includes an analysis of the Company’s financial liabilities, grouped according to their maturity dates based on contractual undiscounted payments and considers the period remaining until their contractual maturity date as at December 31, 2023 and 2022:

	amounts in thousands USD
As per December 31, 2023	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Lease liabilities (Note 15.1)	32,721	4,145	11,285	8,077	9,214
Accounts payable (Note 15.2)	18,758	18,758	—	—	—
Salaries and wages (Note 15.2)	9,530	9,530	—	—	—
Royalties (Note 15.2)	5,043	5,043	—	—	—
Accrued expenses (Note 15.2)	8,021	8,021	—	—	—

As per December 31, 2022	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Lease liabilities (Note 15.1)	11,187	2,161	3,390	2,866	2,770
Accounts payable (Note 15.2)	6,885	6,885	—	—	—
Salaries and wages (Note 15.2)	10,185	10,185	—	—	—
Royalties (Note 15.2)	2,321	2,321	—	—	—
Accrued expenses (Note 15.2)	6,925	6,925	—	—	—